EXPLORATION, EVALUATION AND DEVELOPMENT	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Exploration [Abstract]
EXPLORATION, EVALUATION AND DEVELOPMENT [Text Block]

13. EXPLORATION, EVALUATION AND DEVELOPMENT

	Years ended
	December 31, 2024	December 31, 2023

Depreciation	$829	$528
Share-based compensation	150	478
Exploration salaries, wages and benefits	2,521	3,056
Direct exploration expenditures	8,592	6,097
Evaluation and development salaries, wages and benefits	2,905	2,344
Direct evaluation and development expenditures	4,393	2,610
	$19,390	$15,113